Breakdown of expenses by nature - Summary of Depreciation, Amortization and Impairments (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation, Amortization and Impairments [Line Items]
Depreciation of right-of-use assets			€ 3,408	€ 1,805	€ 1,312
Depreciation of property, plant and equipment	€ 5,723		5,623	4,309
Impairments of property, plant and equipment	545	€ 0	354	466	272
Reversal of impairments of property, plant and equipment	(122)	0	(381)	0	0
Amortization of intangible assets			2,720	3,737
Total	€ (6,146)	€ (3,460)	(5,596)	(4,775)	(4,678)
Selling and distribution Expenses [Member]
Depreciation, Amortization and Impairments [Line Items]
Depreciation of right-of-use assets			92	153	240
General and administrative Expenses [Member]
Depreciation, Amortization and Impairments [Line Items]
Depreciation of right-of-use assets			3,316	1,652	1,072
Depreciation of property, plant and equipment			5,623	4,309	4,406
Impairments of property, plant and equipment			354	466	272
Reversal of impairments of property, plant and equipment			(381)	0	0
Amortization of intangible assets			2,720	3,737	2,338
Total			€ 11,724	€ 10,317	€ 8,328